SVTP (Details) $ in Millions	Dec. 31, 2021 USD ($) shares
Investments, All Other Investments [Abstract]
SVTP Preferred Shares | shares	1,879,699
Investments in and Advances to Affiliates, at Fair Value | $	$ 2.1